UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                              -----------------

This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      STRATEGIC POINT INVESTMENT ADVISORS, LLC
Address:   220 WEST EXCHANGE STREET, SUITE 300
           PROVIDENCE, RHODE ISLAND 02903


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FRED FRANKLIN
Title:     CHIEF OPERATING OFFICER
Phone:     (401) 273-1500

Signature, Place, and Date of Signing:

        /s/ Fred Franklin         Providence, Rhode Island         June 24, 2004
      ---------------------       ------------------------         -------------
          [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        10 DATA RECORDS

Form 13F Information Table Value Total:        $164,998
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE.

                            TITLE         CUSIP      VALUE      Shares or            Investment   Other              Voting
    NAME OF ISSUER         OF CLASS       NUMBER    x($1000)  Principal Amount        Discretion  Managers          Authority

                                                                    SH/PRN  PUT/CALL                        SOLE     SHARED    NONE
iShares S&P 500/BARRA
 Value Index               Common Stock  464287408   26,163   458,365    SH              SOLE                458,365
iShares S&P SmallCap
 600/BARRA Value           Common Stock  464287879   18,860   176,275    SH              SOLE                176,275
iShares Lehman 1-3 Year
 Treasury Bond             Common Stock  464287457   22,735   274,010    SH              SOLE                274,010
iShares GS $ InvestTop
 Corp Bond                 Common Stock  464287242    5,485    48,185    SH              SOLE                 48,185
iShares Cohen & Steers
 Realty Majors             Common Stock  464287564   12,330   104,292    SH              SOLE                104,292
Utilities Select
 Sector SPDR               Common Stock  81369Y886   10,116   415,940    SH              SOLE                415,940
Nuveen Quality Preferred
 Income Fund II            Common Stock  67072C105   15,365   927,255    SH              SOLE                927,255
BlackRock Municipal
 Target Term Trust I       Common Stock  09247M105   10,627   953,115    SH              SOLE                953,115
Nuveen Diversified
 Dividend and Income       Common Stock  6706EP105   22,410 1,413,858    SH              SOLE              1,413,858
Nuveen Preferred &
 Convertible Income Fund   Common Stock  67073D102   20,907 1,382,725    SH              SOLE              1,382,725